Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Non-Current Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES

13. OTHER NON-CURRENT LIABILITIES

	December 31, 2020	December 31, 2021
Payable to exiting investors	$94,316	$—
Product warranty – non-current	15,060	37,536
Deferred subsidy income- non-current	1,221	2,286
Total	$110,597	$39,822

The payable to exiting investors represents the amount to be paid for the redemption of the shares owned by certain noncontrolling interest holders of a subsidiary. See Note 18. The balance was paid out as of December 31, 2021.